General and Administrative Expenses	12 Months Ended
Jun. 30, 2024
General and Administrative Expenses [Abstract]
General and administrative expenses

(14) General and administrative expenses

General and administrative expenses were as follows:

	Year ended June 30,
	2024	2023	2022
	$	$	$
Staff costs and employee benefits	6,757,235	3,356,644	3,333,846
Depreciation and amortization	218,334	263,576	344,251
Research and development	261,837	241,241	305,003
Office and utilities	172,630	198,135	234,800
Other	2,170,994	1,211,370	704,175
Total	9,581,030	5,270,966	4,922,075